Other Gains and Losses (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other gains and losses [Abstract]
Foreign exchange gains (losses), net	$ (41,391)	$ (1,364,929)	$ 770,325
Gains (losses) on valuation of financial instruments at FVTPL, net	507,532	1,646,034	(411,437)
Gains (losses) on disposals of investments and financial assets, net	0	42,788	(333,858)
Gains on disposals of property, plant and equipment, net	1,923,044	330,814	24,278
Impairment losses on assets	(399,363)	(1,046,668)	(34,733)
Litigation losses and others	(501,770)	(584,599)	(940,248)
Other gains (losses)	$ 1,488,052	$ (976,560)	$ (925,673)